DEBT (Details Narrative) - USD ($)									1 Months Ended					3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 06, 2023	Apr. 15, 2022	Mar. 31, 2022	Feb. 22, 2022	Oct. 31, 2021	Oct. 22, 2021	Oct. 12, 2021	Aug. 01, 2021	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Mar. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Line of Credit Facility [Line Items]
Revolving line of credit					$ 58,596																$ 58,596
Interest expense														$ 56,937		$ 46,970		$ 96,630	$ 121,703	198,450	404,915
Line of credit borrowing capacity					58,596															0	58,596
Debt interest percentage								5.00%
Conversion price per share								$ 1.00
Number of shares issuued		20,704						27,000,000
Conversion price per share											$ 0.25				$ 0.25
Convertible notes payable					800,000				$ 480,000					480,000				480,000		480,000	800,000
Accrued and unpaid amount					767,288				767,288					767,288				767,288		767,288	767,288
Restricted cash					750,000																750,000
Convertible long term notes payable									$ 200,000					$ 200,000				$ 200,000		200,000
Proceeds from issuance of convertible notes																					3,000,000
Shares issued, price per share									$ 0.75					$ 0.75				$ 0.75
Debt face amount									$ 200,000,000					$ 200,000,000				$ 200,000,000
Debt Instrument, Convertible, Stock Price Trigger															0.75			$ 0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.625		$ 0.625			$ 0.625	$ 0.625			$ 0.625
Warrants and Rights Outstanding, Term									5 years		5 years			5 years	5 years			5 years
Debt percent									200.00%					200.00%				200.00%
Inception of the stock settled debt										$ 262,533	$ 135,000							$ 397,533
Accretion expense																		6,279			193,932
January Two Thousand Twenty Three Notes [Member]
Line of Credit Facility [Line Items]
Accrued									$ 9,907					$ 9,907				$ 9,907		0
Debt net discount											73,213				$ 73,213
Beneficial conversion feature											135,000
Debt discount											208,213				208,213
Effective interest rate									13.00%					13.00%				13.00%
Accretion expense														$ 2,611				$ 3,269
Fair value of the warrant liability														136				187
March Two Thousand Twenty Three Notes [Member]
Line of Credit Facility [Line Items]
Debt net discount									$ 568,574					$ 568,574				568,574
Beneficial conversion feature																		$ 262,533
Debt discount										831,108							$ 831,108
Effective interest rate									44.60%					44.60%				44.60%
Accretion expense														$ 3,111
Fair value of the warrant liability																	520
January Twenty Twenty Three Notes [Member]
Line of Credit Facility [Line Items]
Interest expense, debt														7,900				$ 9,907
March Twenty Twenty Three Notes [Member]
Line of Credit Facility [Line Items]
Accrued									$ 5,552					5,552				5,552		0
Interest expense, debt														5,552				5,552
January Twenty Twenty Three Notes And January Twenty Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Beneficial conversion feature											135,000
Warrant liability											73,213				73,213
Debt discount											208,213				208,213
March Twenty Twenty Three Notes And March Twenty Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Beneficial conversion feature										262,533
Warrant liability										568,574							568,574
Debt discount										831,108							831,108
January Twenty Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Debt net discount											$ 73,213				$ 73,213
March Twenty Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Warrant liability										568,574							$ 568,574
Escrow Agreement [Member]
Line of Credit Facility [Line Items]
Restricted cash					$ 750,000																750,000
Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of convertible notes																		5,000,000
Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Number of shares issuued		310,561
Series A Preferred Stock [Member]
Line of Credit Facility [Line Items]
Debt conversion amount						$ 200,000
Number of shares issuued			14,806,028
Shares issued, price per share			$ 0.25
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Number of shares issuued					3,459
Fitore Inc [Member]
Line of Credit Facility [Line Items]
Interest expense														5,852		9,096		11,901	19,178
Unsecured convertible notes								$ 1,000,000
Debt interest percentage								5.00%
Conversion price per share								$ 1.00
Interest expense, debt																				31,276	12,219
Unsecured 6% Note Payable Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense														11,225		11,225		22,829	22,829	$ 46,038	46,038
Unsecured debt																						$ 767,288
Bears simple interest percentage																				6.00%
Accrued interest					$ 46,038															$ 92,076	46,038
Accrued									114,904					114,904				114,904		92,076
Unsecured 4% Note Payable Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense														11,918		11,917		24,238		$ 48,878	48,878
Unsecured debt																						$ 1,221,958
Bears simple interest percentage																				4.00%
Accrued interest					48,878															$ 97,756	48,878
Accrued									121,995					121,995				121,995		97,756
2021 Series Convertible Note Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense														5,852		9,095		11,901	19,178	31,276	12,219
Accrued interest		$ 704			9,973															29,983	9,973
Debt interest percentage								5.00%
Conversion price per share								$ 1.00
Debt conversion amount		$ 20,000
Number of shares issuued		20,704
Conversion price per share		$ 1.00
Convertible notes payable					800,000				480,000					480,000				480,000		480,000	800,000
Accrued interest																		41,885		29,983
2021 Series Convertible Note Related Party Debt [Member] | Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Accrued interest		$ 10,562
Debt conversion amount		$ 300,000
Number of shares issuued		310,561
Conversion price per share		$ 1.00
2021 Series Convertible Note Related Party Debt [Member] | Series A Preferred Stock [Member]
Line of Credit Facility [Line Items]
Debt conversion amount						$ 200,000
Shares issued upon conversion						8,000
2021 Series Convertible Note Related Party Debt [Member] | Fitore Inc [Member]
Line of Credit Facility [Line Items]
Unsecured convertible notes								$ 1,000,000
Senior Secured Convertible Note Payable [Member]
Line of Credit Facility [Line Items]
Interest expense														0		9,041		0	46,849	46,849	7,808
Accrued interest				$ 17,158	7,808															0	7,808
Unsecured convertible notes							$ 3,000,000
Debt interest percentage							5.00%
Conversion price per share				$ 1.00			$ 1.00
Accrued and unpaid amount							$ 10,000,000
Debt conversion, shares				3,712,500
Loss on debt conversion				$ 695,342
Convertible long term notes payable					3,000,000				0					0				0		0	3,000,000
Accrued									0					0				0		0
2022 Series Convertible Notes [Member]
Line of Credit Facility [Line Items]
Interest expense														2,438		$ 0		4,959	$ 0	3,205	0
Accrued interest					$ 0															3,205	0
Debt interest percentage												5.00%	5.00%
Convertible notes payable												$ 5,000,000	$ 5,000,000
Proceeds from issuance of convertible notes												$ 200,000	$ 200,000
Accrued									4,466					$ 4,466				$ 4,466		3,205
2023 Series Convertible Notes Stock Settled [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of convertible notes	$ 405,000								$ 787,600	$ 787,600
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	8.00%								8.00%	8.00%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving line of credit																				60,000
Interest expense																				$ 1,649	$ 376